Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 740,545	¥ 720,034
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 338,160	¥ 343,023